Share Capital (Narrative) (Details)				1 Months Ended					12 Months Ended
	Oct. 14, 2016 CAD ($)	Apr. 13, 2016 CAD ($)	Apr. 04, 2016 CAD ($) shares	Feb. 24, 2017 CAD ($) mo shares	Oct. 28, 2016 CAD ($) mo $ / shares	Oct. 19, 2016 CAD ($) shares	Jun. 30, 2016 CAD ($) shares	Apr. 29, 2016 CAD ($)	Dec. 31, 2017 CAD ($) yr shares	Dec. 31, 2016 CAD ($) yr shares	Dec. 31, 2016 USD ($) yr shares	Dec. 31, 2015 CAD ($) yr mo $ / shares shares	Dec. 31, 2015 USD ($) yr mo shares	Apr. 28, 2016 CAD ($)	Apr. 12, 2016 CAD ($)	Dec. 31, 2014 CAD ($)
Statement [Line Items]
Authorized preferred shares, dividend rate									6.00%
Debt settled by issuance of units	$ 374,071
Units issued to settle debt	719,368
Description of acceleration provision on warrants	The Warrants will be subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the “TSXV”) of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Debt Settlement, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.				The Warrants are subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange of greater than $2.00 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, the Company may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.
Number of units granted in share-based payment arrangement					8,199,999
Equity Issuance, Price per Unit | $ / shares					$ 0.52
Proceeds from issuance of units					$ 4,263,999
Finder's fee					176,483	$ 28,366			$ 319,965	$ 214,374		$ 140,960
Number of warrants granted in share-based payment arrangement									2,721,604	9,370,120	9,370,120
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 1.10				$ 0.52				$ 2.00	$ 0.87
Expected dividend as percentage, warrants granted					0.00%
Expected volatility, warrants granted					102.00%
Risk free interest rate, warrants granted					0.70%
Expected life, warrants granted | mo					24
Warrants granted in share-based payment arrangement, value					$ 176,483
Increase (decrease) in number of shares outstanding | shares			188,763	2,532,100		2,815,881	138,000
Equity issuance, price per share			$ 2.00	$ 2.00		$ 0.41	$ 1.50			1.10
Gross proceeds on issuance of common shares			$ 377,525	3,165,264		$ 1,154,511	$ 207,000		$ 4,320,497	$ 4,848,524		2,645,259
Number of warrants exercised in share-based payment arrangement									437,118	111,362	111,362
Weighted average exercise price of warrants exercised in share-based payment arrangement									$ (0.85)	$ 2.20
Proceeds on issuance of shares on exercise of warrants									$ 371,551	$ 244,997		$ 0
Number of share options granted in share-based payment arrangement									75,000	1,025,000	1,025,000	15,000	15,000
Expected volatility, share options granted									154.00%	68.00%	68.00%	80.00%	80.00%
Risk free interest rate, share options granted									1.11%	0.99%	0.99%	0.77%	0.77%
Option life, share options granted | yr									5	5	5	5	5
Description of stock option plan												On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.	On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants. The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.
Weighted average exercise price of share options granted in share-based payment arrangement									$ 1.64	$ 0.60		$ 3.60
Number of share options cancelled in share-based payment arrangement									15,000	92,000	92,000	20,000	20,000
Stock-based compensation									$ 115,800	$ 826,307		$ 131,714
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period									$ 2.04	$ 2.89		$ 7.10				$ 6.70
Common shares held in escrow | shares									0	0		170,000
Common shares held in escrow, released | shares									0	170,000	170,000	0	0
Number of warrants outstanding in share-based payment arrangement									12,748,898	10,848,439		1,650,315
Change in fair value of warrants denominated in a foreign currency									$ 0	$ 0		$ 3,633
Number of warrants with terms extended								376,583
Description of exercise period for warrants								The exercise period for the Repriced Warrants will also be amended by reducing the exercise period to 30 days if, for any consecutive trading days during the unexpired term of the Repriced Warrants, the closing price of the Company’s listed shares exceeds $6.25.
Stock Option Plan [Member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement									75,000	1,025,000	1,025,000	15,000	15,000
Contractual life of share options granted | yr									5
Weighted average exercise price of share options granted in share-based payment arrangement									$ 1.64
Number of share options cancelled in share-based payment arrangement									0	0	0	20,000	20,000
Stock-based compensation									$ 115,800	$ 826,307		$ 131,714
Weighted average remaining contractual life of outstanding share options									3.48	3.14		3.85
Stock Option Plan [Member] | Bottom of range [Member]
Statement [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement									$ 0.36
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period									0.36	$ 0.60		$ 0.41
Stock Option Plan [Member] | Top of range [Member]
Statement [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement									1.64
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period									$ 1.64	1.35		$ 1.39
Finder's warrants [Member]
Statement [Line Items]
Number of warrants granted in share-based payment arrangement					339,391
Agent's warrants [Member]
Statement [Line Items]
Finder's fee				$ 218,130
Number of warrants granted in share-based payment arrangement				174,504
Weighted average exercise price of warrants granted in share-based payment arrangement				$ 2.00
Fair value of warrants granted				$ 100,248
Expected dividend as percentage, warrants granted				0.00%
Expected volatility, warrants granted				96.81%
Risk free interest rate, warrants granted				1.11%
Expected life, warrants granted | mo				36
Warrants denominated in a foreign currency [Member]
Statement [Line Items]
Weighted average exercise price of warrants granted in share-based payment arrangement in second year										$ 20.00
Expected dividend as percentage, warrants granted									0.00%
Expected volatility, warrants granted										80.00%	80.00%
Risk free interest rate, warrants granted										0.54%	0.54%
Expected life, warrants granted										1.5	1.5
Expected share price, warrants granted										$ 1.50
Number of warrants exercised in share-based payment arrangement										0	0	0	0
Weighted average exercise price of warrants exercised in share-based payment arrangement											$ 0		$ 0
Number of warrants outstanding in share-based payment arrangement									0	25,000		25,000				25,000
Change in fair value of warrants denominated in a foreign currency									$ 0	$ 0		$ 3,633
Warrants with amended exercise prices [Member]
Statement [Line Items]
Number of warrants with exercise price amended		60,200						309,983
Weighted average exercise price of warrants outstanding in share-based payment arrangement, in first year		$ 5.00						$ 5.00						$ 10.00	$ 10.00
Weighted average exercise price of warrants outstanding in share-based payment arrangement, in second year		$ 5.00						$ 5.00						$ 12.50	$ 12.50
Description of exercise period for warrants		The exercise period for the 2014 Warrants will also be amended by reducing the exercise period to 30 days if, for any consecutive trading days during the unexpired term of the 2014 Warrants, the closing price of the Company’s listed shares exceeds $6.25.
Warrant incentive program [Member]
Statement [Line Items]
Number of warrants exercised in share-based payment arrangement										111,362	111,362
Weighted average exercise price of warrants exercised in share-based payment arrangement										$ 2.20
Finder's units [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement					12,000
Private Placement 1 [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement												657,510	657,510
Equity Issuance, Price per Unit | $ / shares												$ 3.10
Proceeds from issuance of units												$ 2,038,279
Finder's fee												94,881
Weighted average exercise price of warrants granted in share-based payment arrangement												5.10
Warrants granted in share-based payment arrangement, value												$ 36,422
Number of share options granted in share-based payment arrangement												30,607	30,607
Unit component of agent options granted, price per unit												$ 3.10
Expected dividend as percentage, share options granted												0.00%	0.00%
Expected volatility, share options granted												80.00%	80.00%
Risk free interest rate, share options granted												0.62%	0.62%
Option life, share options granted | mo												24	24
Private Placement 2 [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement												195,800	195,800
Equity Issuance, Price per Unit | $ / shares												$ 3.10
Proceeds from issuance of units												$ 606,980
Finder's fee												46,079
Weighted average exercise price of warrants granted in share-based payment arrangement												4.00
Warrants granted in share-based payment arrangement, value												$ 16,378
Number of share options granted in share-based payment arrangement												14,864	14,864
Unit component of agent options granted, price per unit												$ 3.10
Expected dividend as percentage, share options granted												0.00%	0.00%
Expected volatility, share options granted												80.00%	80.00%
Option life, share options granted | mo												24	24
Private Placement 2 [Member] | Bottom of range [Member]
Statement [Line Items]
Risk free interest rate, share options granted												0.50%	0.50%
Private Placement 2 [Member] | Top of range [Member]
Statement [Line Items]
Risk free interest rate, share options granted												0.61%	0.61%
Non-Brokered Financing [Member] | Agent's warrants [Member]
Statement [Line Items]
Number of warrants granted in share-based payment arrangement				15,000
Corporate finance fee				$ 44,800
Escrow shares [Member]
Statement [Line Items]
Stock-based compensation									$ 0	$ 341,000		$ 0
Common Stock [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares									5,347,981	326,763	326,763
Shares released from escrow (shares) | shares									0	60,000	60,000
Shares released from escrow									$ 0	$ 341,000